Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock Previously Reported Class A	Common Stock Previously Reported Class B	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Preferred Stock Convertible Preferred Stock	Previously Reported	Total
Balance at Dec. 31, 2022			$ 98	$ 861					$ (8,501,776)			$ (8,500,817)
Balance (in Shares) at Dec. 31, 2022			976,081	8,615,141
Excise taxes on stock redemption									(967,916)			(967,916)
Conversion of Class B common stock to Class A common stock			$ 861	$ (861)
Conversion of Class B common stock to Class A common stock (in Shares)			8,615,141	(8,615,141)
Contribution for non-redemption agreements									708,400			708,400
Accretion of Class A common stock subject to possible redemption							(1,720,054)		(6,979,217)			(8,699,271)
Waiver of Deferred Underwriter’s Fee							8,704,270					8,704,270
Net income (loss)									4,443,634			4,443,634
Balance at Dec. 31, 2023	$ 959				$ 707	$ 6,984,216	27,825,061	$ (11,296,875)	(36,259,736)	$ 1,237	$ (4,311,700)	(8,432,731)
Balance (in Shares) at Dec. 31, 2023	9,591,222				7,072,300					12,364,815
Retroactive application of recapitalization					$ (123)		340			$ (217)
Retroactive application of recapitalization (in Shares)					(1,235,418)					(2,159,935)
Net income (loss)									(945,046)			(945,046)
Balance at Mar. 31, 2024					$ 584		27,825,401		(37,204,782)	$ 1,020		(9,377,777)
Balance (in Shares) at Mar. 31, 2024					5,836,882					10,204,880
Balance at Dec. 31, 2023	$ 959				$ 707	6,984,216	27,825,061	(11,296,875)	(36,259,736)	$ 1,237	(4,311,700)	(8,432,731)
Balance (in Shares) at Dec. 31, 2023	9,591,222				7,072,300					12,364,815
Fair value of shares transferred to non-redeeming stockholders						838,825					838,825
Discount on note payable for subscription shares						434,696					434,696
Excise taxes on stock redemption								(1,167,245)			(1,167,245)
Accretion of Class A common stock subject to possible redemption						(2,248,962)					(2,248,962)
Net income (loss)								(1,868,532)			(1,868,532)	(1,868,532)
Balance at Dec. 31, 2024	$ 959				$ 584	$ 6,008,775	33,537,989	$ (14,332,652)	(101,348,522)	$ 1,020	$ (8,322,918)	(67,808,929)
Balance (in Shares) at Dec. 31, 2024	9,591,222				5,836,882					10,204,880
Net income (loss)									(48,879,200)			(48,879,200)
Reverse recapitalization, net of expenses					$ 3,916		173,821,544			$ (1,020)		173,824,440
Reverse recapitalization, net of expenses (in Shares)					39,163,783					(10,204,880)
Share based compensation expense							5,170,275					5,170,275
Exercise of Series B warrants					$ 50		(50)
Exercise of Series B warrants (in Shares)					500,000							500,000
Issuance of March 2025 Closing Shares and Warrants					$ 75		9,569,109					$ 9,569,184
Issuance of March 2025 Closing Shares and Warrants (in Shares)					750,000
Balance at Mar. 31, 2025					$ 4,625		$ 222,098,867		$ (150,227,722)			$ 71,875,770
Balance (in Shares) at Mar. 31, 2025					46,250,665